TRADE AND AMOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
Trade And Other Paybles
	June 30, 2022	December 31, 2021
Thousands of United States dollars
Trade accounts receivable	$5,428	$5,565
Allowance for expected credit losses	(1,679)	(1,252)
HST receivable	411	259
Other receivables	932	752
Total	$5,092	$5,324

Schedule Of Trade Accounts Receivable Allowance Table Text Block
June 30, 2022
Thousands of United States dollars
Current	$1,641
1-30 Days	614
31-60 Days	259
61-90 Days	383
91-180 Days	1,383
180+ Days	1,148
Total trade receivables	$5,428